Financial instruments fair value risk	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments fair value risk	18. Financial instruments fair value risk
The Group is exposed to the risk of changes in fair value of its financial assets and liabilities. The following table summarises the fair values and carrying amounts of financial instruments.

Fair values of financial assets and financial liabilities	€ million Fair value 2025	€ million Fair value 2024	€ million Carrying amount 2025	€ million Carrying amount 2024
Financial assets
Cash and cash equivalents	3,941	6,136	3,941	6,136
Financial assets at amortised cost	909	1,262	909	1,262
Financial assets at fair value through other comprehensive income	2,216	600	2,216	600
Financial assets at fair value through profit or loss
Derivatives	190	217	190	217
Other	871	822	871	822
	8,127	9,037	8,127	9,037
Financial liabilities
Bank loans and overdrafts	(233)	(521)	(233)	(521)
Bonds and other loans	(25,655)	(28,037)	(26,038)	(28,648)
Lease liabilities	(1,326)	(1,486)	(1,326)	(1,486)
Derivatives	(452)	(594)	(452)	(594)
Other financial liabilities	(229)	(804)	(229)	(804)
	(27,895)	(31,442)	(28,278)	(32,053)
The fair value of financial assets and financial liabilities (excluding listed bonds) is considered to be the same as the carrying amount for 2025 and 2024. The fair value of trade receivables and payables is considered to be equal to the carrying amount of these items due to their short-term nature.
Fair value hierarchy
The fair values shown in notes 15C and 17A have been classified into three categories depending on the inputs used in the valuation technique.
The categories used are as follows:
■Level 1: quoted prices for identical instruments;
■Level 2: directly or indirectly observable market inputs, other than Level 1 inputs; and
■Level 3: inputs which are not based on observable market data.
18. FINANCIAL INSTRUMENTS FAIR VALUE RISK continued
For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

	Notes	€ million Level 1 2025	€ million Level 1 2024	€ million Level 2 2025	€ million Level 2 2024	€ million Level 3 2025	€ million Level 3 2024	€ million Total fair value 2025	€ million Total fair value 2024
Assets at fair value

Financial assets at fair value through other comprehensive income	17A	1,663	10	4	4	549	586	2,216	600
Financial assets at fair value through profit or loss:
Derivatives(a)	16C	–	–	210	420	–	–	210	420
Other	17A	530	445	–	–	341	377	871	822

Liabilities at fair value
Derivatives(b)	16C	–	–	(503)	(650)	–	–	(503)	(650)
Contingent consideration	14	–	–	–	–	(46)	(1)	(46)	(1)
(a)Includes €20 million (2024: €203 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)Includes €(51) million (2024: €(56) million) derivatives, reported within trade payables, that hedge trading activities.
There were no significant changes in classification of fair value of financial assets and financial liabilities since 31 December 2024. There were also no significant movements between the fair value levels since 31 December 2024.
The impact in 2025 income statement due to Level 3 instruments is a loss of €(46) million (2024: loss of €(58) million).
Reconciliation of Level 3 fair value measurements of financial assets and financial liabilities is given below:

Reconciliation of movements in Level 3 valuations	€ million 2025	€ million 2024
1 January	962	684
Gains/(losses) recognised in income statement	(46)	(58)
Gains/(losses) recognised in other comprehensive income	(22)	67
Purchases and new issues	30	135
Sales and settlements	(80)	134
31 December	844	962
SIGNIFICANT UNOBSERVABLE INPUTS USED IN LEVEL 3 FAIR VALUES
Assets valued using Level 3 techniques include €630 million (2024: €658 million) relating to a number of unlisted investments within Unilever Ventures companies, none of which are individually material; €155 million (2024: €172 million) of long-term cash receivables under life insurance policies and
€16 million (2024: €27 million) for option to acquire non-controlling interest. Valuation techniques used are specific to each asset and liability, a change in one or more of the inputs to reasonably possible alternative assumptions would not change the value significantly for all assets and liabilities.
Calculation of fair values
The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values are consistent with those used in the year ended 31 December 2024.
Assets and liabilities carried at fair value
■The fair values of quoted investments falling into Level 1 are based on current bid prices.
■The fair values of unquoted financial assets at fair value through other comprehensive income and at fair value through profit or loss are based on recent trades in liquid markets, observable market rates, discounted cash flow analysis and statistical modelling techniques such as the Monte Carlo simulation. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.
■Derivatives are valued using valuation techniques with market observable inputs. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates, interest rate curves and forward rate curves of the underlying commodities.
■For listed securities where the market is not liquid, and for unlisted securities, valuation techniques are used. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same and discounted cash flow calculations.
Other financial assets and liabilities (fair values for disclosure purposes only)
■Cash and cash equivalents, trade and other current receivables, bank loans and overdrafts, trade payables and other current liabilities have fair values that approximate to their carrying amounts due to their short-term nature.
■The fair values of listed bonds are based on their market value.
■Non-listed bonds, other loans, bank loans and non-current receivables and payables are based on the net present value of the anticipated future cash flows associated with these instruments using rates currently available for debt on similar terms, credit risk and remaining maturities.
Policies and processes used in relation to the calculation of Level 3 fair values
Assets valued using Level 3 valuation techniques are primarily made up of long-term cash receivables and unlisted investments. Valuation techniques used are specific to the circumstances involved. Unlisted investments include €630 million (2024: €658 million) of investments within Unilever Ventures companies.